Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Reserves	AOCI	Retained Earnings (Deficit)
Beginning balance (in shares) at Dec. 31, 2020		242,354,406
Beginning balance at Dec. 31, 2020	$ 1,448,523	$ 1,518,042	$ 38,779		$ (108,298)
Shares and options issued on acquisition of Premier (in shares)		47,373,723
Shares and options issued on acquisition of Premier	407,768	$ 399,613	8,155
Shares issued in private placement (in shares)		7,500,000
Shares issued in private placement	59,595	$ 59,595
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs (in shares)		4,096,475
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs	21,755	$ 29,624	(7,869)
Share-based compensation	7,973		7,973
Share issue costs	(97)	$ (97)
Net income (loss) and total comprehensive income (loss)	639,828			$ 84,939	554,889
Ending Balance (in shares) at Dec. 31, 2021		301,324,604
Ending Balance at Dec. 31, 2021	2,585,345	$ 2,006,777	47,038	84,939	446,591
Shares issued in private placement (in shares)		2,281,402
Shares issued in private placement	7,995	$ 7,995
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs (in shares)		3,759,582
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs	12,091	$ 21,978	(9,887)
Share-based compensation	4,469		4,469
Share issue costs	(776)	$ (776)	0
Dispositions of marketable securities	0			12,998	(12,998)
Net income (loss) and total comprehensive income (loss)	(256,040)			(150,013)	(106,027)
Ending Balance (in shares) at Dec. 31, 2022		307,365,588
Ending Balance at Dec. 31, 2022	$ 2,353,084	$ 2,035,974	$ 41,620	$ (52,076)	$ 327,566